Loans and Obligations - Additional Information (Detail)								12 Months Ended
	Dec. 04, 2025 BRL (R$) R$ / shares shares	Oct. 01, 2025 BRL (R$)	Jul. 01, 2025 BRL (R$)	Apr. 01, 2025 BRL (R$)	Jan. 01, 2025 BRL (R$)	Aug. 16, 2024 BRL (R$)	Aug. 15, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Oct. 10, 2023 BRL (R$) R$ / shares	Oct. 10, 2023 USD ($)
Disclosure In Entirety Of Loans And Obligations [Line Items]
Gain loss due to changes in fair value of contingent consideration								R$ 0	R$ 0	R$ 4,051,000
Dividends								209,769,000	203,236,000	R$ 190,138,000
Amount paid on the liquidation of the obligation						R$ 51,336,000
Financial obligation to be paid on two instalment								10,533,000	6,020,000
Redemption Liability								63,456,000	0
Class A Common Stock [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Conversion price of preferred shares | R$ / shares											R$ 13.6
Series A Convertible Preferred Shares [member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Debt instrument face value											R$ 500,000,000	$ 100,000,000
Dividend payable											8.00%	8.00%
Increase in dividend payable											10.00%	10.00%
Dividends		R$ 10,689,000	R$ 10,952,000	R$ 11,495,000	R$ 12,398,000
Series A Convertible Preferred Shares [member] | Class A Common Stock [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Conversion price of preferred shares | R$ / shares											R$ 73.5402
MAV Business Combination [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Fair value of obligation on the economic condition								18,010,000
Lacan Ativos Reais [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Fair value of obligation on the economic condition								33,467,000
Compass business combination [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Fair value of obligation on the economic condition								91,495,000
Recognised as expenses on financial result								11,980,000
Verde Business Combination [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Fair value of obligation on the economic condition								42,980,000
Redemption Liability								63,456,000	62,788,000
Vinci Solues de Investimentos Ltda [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Number of commercial notes issued | shares	50,000						80,000
Debt instrument face value	R$ 50,000,000						R$ 80,000,000
Debt instrument issue price per note | R$ / shares	R$ 1,000						R$ 1,000
Number of days after which the commercial notes are eligible for public distribution	90 days						90 days
Debt instrument term	5 years						5 years
Borrowings maturity	December 3, 2030						August 15, 2027
Percentage of Daily rates on the basis of which interest is calculated	100.00%						100.00%
Borrowings terms of interest payment at beginning period	June 4, 2026						February 15, 2023
Borrowings, adjustment to interest rate basis	1.85%						2.15%
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Business combination consideration payable liabilities incurred								9,000	R$ 9,000
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member] | Two Thousand And Twenty Seven [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Business combination contingent consideration liabilities incurred								1,700,000
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member] | Contingent consideration [member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Gain loss due to changes in fair value of contingent consideration								R$ 19,787,000